Digital Assets	3 Months Ended
Mar. 31, 2025
Digital Assets [Abstract]
DIGITAL ASSETS

5. DIGITAL ASSETS

The Company holds digital assets, comprised solely of bitcoin, for two purposes: (1) to fulfill bitcoin rewards to customers in accordance with the terms and conditions of the Fold Rewards Program (“Rewards Treasury”); and (2) as a treasury asset with the intention to hold as a long-term investment (“Investment Treasury”). The Company purchases bitcoin for its Rewards Treasury to maintain a balance that is equal to or greater than its customer rewards liability and disburses bitcoin from its Rewards Treasury when customers redeem their rewards and the liability is satisfied.

The following is a summary of Fold’s bitcoin held in treasury as of the dates shown:

	March 31, 2025	December 31, 2024
Rewards treasury (USD)	$7,365,544	$8,569,651
Investment treasury (USD)	122,957,753	93,568,700
Total bitcoin treasury (USD)	$130,323,297	$102,138,351
	March 31, 2025	December 31, 2024
Rewards treasury (BTC)	89	92
Investment treasury (BTC)	1,490	1,002
Total bitcoin treasury (BTC)	1,579	1,094

As of March 31, 2025 and December 31, 2024, the Company held 1,579 and 1,094 bitcoin, respectively, with an aggregate cost of $113.2 million and $67.9 million, respectively. As of March 31, 2025, 800 bitcoin are restricted from use in operations under collateral agreements related to our convertible notes. Refer to Note 10 for further details.

A reconciliation, in the aggregate, of beginning and ending balances of the Company’s digital assets as of the dates shown is as follows:

	Rewards Treasury	Investment Treasury	Digital Assets
Bitcoin held at January 1, 2024	$5,333,384	$82,631	$5,416,015
Purchases of bitcoin	427,128	14,339	441,467
Disbursements of bitcoin	(1,326,202)	—	(1,326,202)
Remeasurement gain (loss) on bitcoin	3,491,889	—	3,491,889
Bitcoin held at March 31, 2024	$7,926,199	$96,970	$8,023,169
Purchases of bitcoin	1,321,076	118,020	1,439,096
Proceeds from SAFE financings received in bitcoin	—	64,106,134	64,106,134
Disbursements of bitcoin	(2,713,909)	—	(2,713,909)
Proceeds from sale of bitcoin	(104,868)	—	(104,868)
Remeasurement gain (loss) on bitcoin	2,141,153	29,247,576	31,388,729
Bitcoin held at December 31, 2024	$8,569,651	$93,568,700	$102,138,351
Purchases of bitcoin	522,293	1,040,680	1,562,973
Bitcoin received from March 2025 Investor Note(1)	—	43,965,525	43,965,525
Disbursements of bitcoin	(715,814)	—	(715,814)
Remeasurement gain (loss) on bitcoin	(1,010,586)	(15,617,152)	(16,627,738)
Bitcoin held at March 31, 2025	$7,365,544	$122,957,753	$130,323,297

(1)      The bitcoin received from the March 2025 Investor Note is net of prepaid interest. Refer to Note 10 for additional details.

Disbursements of bitcoin represent amounts that were distributed to customers to fulfill customer rewards obligations and satisfy other current liabilities.

The remeasurement loss of $16.6 million recognized on the digital assets balances for the three months ended March 31, 2025 consisted of a realized gain of $0.5 million and an unrealized loss of $17.1 million. The remeasurement gain of $3.5 million recognized on the digital assets balance for the three months ended March 31, 2024 consisted of a realized gain of $0.9 million and an unrealized gain of $2.6 million.